PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Major classes of property and equipment

	December 31,	December 31,
	2021	2020
Furniture, fixtures and equipment	$1,264,001	$1,569,328
Less: Accumulated depreciation	(660,748)	(1,227,148)
Furniture, fixtures and equipment, Net	$603,253	$342,180